Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 556,008	$ 31,883	$ 26,194	$ 8,419	$ 622,504
Mine Prijedor [Member]
Total	330	1,567			1,897
Andrade Mine [Member]
Total		7,034			7,034
Serra Azul Mine [Member]
Total		4,222			4,222
Mines Canada ( Mont Wright - Fire Lake) [Member]
Total	123,630	6,378	2,838		132,846
Temirtau iron ore [Member]
Total	4,795				4,795
Temirtau coal mine [Member]
Total	12,732				12,732
Mine Liberia (Western Range Project) [Member]
Total	1,034	$ 12,682	3,375	$ 8,419	25,510
Faraon / FE [Member]
Total			1,908		1,908
MS Oaxaca [Member]
Total			1,012		1,012
Peña Colorada [Member]
Total	22,103		456		22,559
Las Truchas [Member]
Total	3,081		1,239		4,320
San Jose [Member]
Total	298		440		738
AM Berislav limestone mine (Staroselskoe pit) [Member]
Total	52				52
AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]
Total	742		14,142		14,884
AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]
Total	$ 157		$ 784		$ 941